Accrued Expenses (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Payables and Accruals [Abstract]
Accrued bonuses	$ 3,580	$ 3,602
Accrued paid time off	2,802	2,240
Accrued commissions	2,748	1,036
Other accrued expenses	4,725	4,789
Total accrued expenses	$ 13,855	$ 11,667